Issued Capital and Reserves - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)	239,970,804	237,725,735
Treasury shares (in shares)	8,581,396	10,826,465
Share capital	€ 248.6	€ 248.6
Dividends paid, classified as financing activities	€ 0.0	€ 0.0	€ 484.3